Finance Costs	12 Months Ended
Dec. 31, 2020
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Finance Costs

 NOTE 7   FINANCE COSTS

	2020	2019
Interest expense
Short-term debt	50	87
Long-term debt	392	387
Lease liabilities (Note 19)	34	34
COVID-19 related	19	-
Unwinding of discount on asset retirement obligations (Note 22)	33	54
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	13	15
Borrowing costs capitalized to property, plant and equipment	(20)	(18)
Interest income	(1)	(5)
	520	554

Borrowing costs capitalized to property, plant and equipment in 2020 were calculated by applying an average capitalization rate of 3.9 percent (2019 – 4.6 percent) to expenditures on qualifying assets.